CAPITAL STOCK - PSUs Outstanding (Details)	Dec. 31, 2021 shares $ / shares	Mar. 23, 2021	Dec. 31, 2020 shares $ / shares	Mar. 20, 2020	Dec. 20, 2019	Mar. 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage		153.90%		0.00%	0.00%	0.00%
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares) | shares	1,149,196		1,223,053
Weighted average fair value per award outstanding (in dollars per share) | $ / shares	$ 29.35		$ 28.53
PSUs | March 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	127.10%
PSUs | March 21, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	157.60%
PSUs | March 22, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vesting percentage	118.00%